13F-HR
                            FORM 13F HOLDINGS REPORT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/09
Check here if Amendment [ ]; Amendment Number:
This Amendment:             [ ] is a restatement.
                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         Atlantic Investment Company
Address:     3050 Peachtree Road, Suite 200
             Atlanta, Georgia 30305

Form 13F File Number:                         28-12658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:Malon W. Courts
Title: President/CEO
Phone: 404.523.6057

Malon W. Courts                           Atlanta, GA             6-May-09
------------------------------          ----------------       ---------------
Signature                               City     State             Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE
                                Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:                            6

Form 13F Information Table Value Total:                   $15,187.00

List of Other Included Managers:

                                                        MKT VAL               INVESTMENT   OTHER         VOTING AUTHORITY
ISSUER NAME               TITLE OF CLASS    CUSIP       (X $1000)    SHARES   DISCRETION   MNGRS       SOLE    SHARED  NONE
Cousins Properties, Inc   COM               222795106   $10,867.00   1687500    SOLE                  1687500
Mcdermott Intl Inc        COM               580037109    $1,726.00    128930    SOLE                   128930
Radiant Systems Inc       COM               75025n102      $463.00    105000    SOLE                   105000
Walter Industries         COM               93317q105    $1,382.00     60450    SOLE                    60450
Proshares Tr              PSHS Real Estat   74347r552      $528.00    10,000    SOLE                   10,000
EV Energy Partners L P    COM UNITS         26926v107      $221.00    15,264    SOLE                   15,264
